Expense Example - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth & Income Fund - Class A
Expense Example:
1 year	$ 659
3 years	837
5 years	1,029
10 years	1,586
Fidelity Advisor Growth & Income Fund - Class C
Expense Example:
1 year	266
3 years	514
5 years	887
10 years	1,730
Fidelity Advisor Growth & Income Fund - Class M
Expense Example:
1 year	459
3 years	691
5 years	940
10 years	1,654
Fidelity Advisor Growth & Income Fund - Class I
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	786
Fidelity Advisor Growth & Income Fund - Class Z
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616